Note 21 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,407,410	$ 1,931,473
Total long-lived assets	1,275,509	582,055
UNITED STATES
Revenues	2,184,789	1,822,688
Total long-lived assets	1,022,721	539,645
CANADA
Revenues	222,621	108,785
Total long-lived assets	$ 252,788	$ 42,410